Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table provides information regarding fiscal years ended December 31, 2025, 2024, 2023 and 2022 in satisfaction of Item 402(v) of Regulation S‑K.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2); (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2); (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($)
2025	12,053,670	16,148,354	4,476,477	7,123,669	875.43	32,181,298
2024	6,700,750	33,186,894	4,389,410	11,293,466	679.04	28,660,007
2023	958,698	6,633,775	515,000	2,109,996	139.86	(908,512)
2022	3,628,930	2,080,789	1,205,981	801,723	51.03	(11,934,107)
(1)	The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Abuhoff, the Company’s Chairman and Chief Executive Officer.

(2)	“Compensation Actually Paid” as set forth in this column is calculated in accordance with the Rules set forth under Item 402(v) of Regulation S-K and does not reflect the actual amounts earned or that may be earned by the applicable NEO.

(3)	The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are set forth in the following table. For the periods covered, no individual awards were granted and vested in the same year, no dividends or other earnings were paid on outstanding and unvested awards, and no equity awards were forfeited in the current year. For the periods covered there were no defined benefit or actuarial pension plan amounts reported in the Summary Compensation Table and as such the table below does not reflect any adjustments for such items. The valuation assumptions used to calculate fair values are consistent with those used in our disclosures of fair value as of the grant date.

	Year
	2025	2024	2023	2022
Summary Compensation Table Total for PEO ($)	12,053,670	6,700,750	958,698	3,628,930
Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value ($)	(10,199,986)	(5,173,400)	—	(2,820,112)
Add Year-End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested at Year End ($)	10,199,986	4,722,400	—	1,573,700
Changes in Fair Value of Awards Granted in Prior Years from Prior Year End to Current Year End of Outstanding and Unvested Awards ($)	976,615	26,737,775	4,363,758	(445,030)
Changes in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year ($)	3,118,069	199,369	1,311,319	143,301
Total Equity Award Adjustments ($) (subtotal)	4,094,684	26,486,144	5,675,077	(1,548,141)
Compensation Actually Paid to PEO ($)	16,148,354	33,186,894	6,633,775	2,080,789

(4)	The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s NEOs, excluding Mr. Abuhoff. The NEOs included for purposes of computing the amounts in this column include Ms. Espineli and Messrs. Mishra and Singhal for calendar year 2025, and Ms. Espineli and Mr. Mishra for calendar years 2024, 2023 and 2022.

(5)	The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are set forth in the following table. For the periods covered, no individual awards were granted and vested in the same year, no dividends or other earnings were paid on outstanding and unvested awards, and no equity awards were forfeited in the current year. For the periods covered there were no defined benefit or actuarial pension plan amounts reported in the Summary Compensation Table and as such the table below does not reflect any adjustments for such items. The valuation assumptions used to calculate fair values are consistent with those used in our disclosures of fair value as of the grant date.

	Year
	2025	2024	2023	2022
Average Summary Compensation Table Total for Non-PEO NEOs ($)	4,476,477	4,389,410	515,000	1,205,981
Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value ($)	(3,377,340)	(3,362,710)	—	(765,326)
Add Year-End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested at Year End ($)	3,377,340	3,069,560	—	443,193
Changes in Fair Value of Awards Granted in Prior Years from Prior Year End to Current Year End of Outstanding and Unvested Awards ($)	748,738	6,969,110	1,216,321	(103,239)
Changes in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year ($)	1,898,454	228,096	378,675	21,114
Total Equity Award Adjustments ($) (subtotal)	2,647,192	6,904,056	1,594,996	(404,258)
Average Compensation Actually Paid to Non-PEO NEOs ($)	7,123,669	11,293,466	2,109,996	801,723

Named Executive Officers, Footnote
(1)	The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Abuhoff, the Company’s Chairman and Chief Executive Officer.
(4)	The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s NEOs, excluding Mr. Abuhoff. The NEOs included for purposes of computing the amounts in this column include Ms. Espineli and Messrs. Mishra and Singhal for calendar year 2025, and Ms. Espineli and Mr. Mishra for calendar years 2024, 2023 and 2022.

PEO Total Compensation Amount	$ 12,053,670	$ 6,700,750	$ 958,698	$ 3,628,930
PEO Actually Paid Compensation Amount	$ 16,148,354	33,186,894	6,633,775	2,080,789
Adjustment To PEO Compensation, Footnote
(3)	The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are set forth in the following table. For the periods covered, no individual awards were granted and vested in the same year, no dividends or other earnings were paid on outstanding and unvested awards, and no equity awards were forfeited in the current year. For the periods covered there were no defined benefit or actuarial pension plan amounts reported in the Summary Compensation Table and as such the table below does not reflect any adjustments for such items. The valuation assumptions used to calculate fair values are consistent with those used in our disclosures of fair value as of the grant date.
	Year
	2025	2024	2023	2022
Summary Compensation Table Total for PEO ($)	12,053,670	6,700,750	958,698	3,628,930
Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value ($)	(10,199,986)	(5,173,400)	—	(2,820,112)
Add Year-End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested at Year End ($)	10,199,986	4,722,400	—	1,573,700
Changes in Fair Value of Awards Granted in Prior Years from Prior Year End to Current Year End of Outstanding and Unvested Awards ($)	976,615	26,737,775	4,363,758	(445,030)
Changes in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year ($)	3,118,069	199,369	1,311,319	143,301
Total Equity Award Adjustments ($) (subtotal)	4,094,684	26,486,144	5,675,077	(1,548,141)
Compensation Actually Paid to PEO ($)	16,148,354	33,186,894	6,633,775	2,080,789

Non-PEO NEO Average Total Compensation Amount	$ 4,476,477	4,389,410	515,000	1,205,981
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,123,669	11,293,466	2,109,996	801,723
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are set forth in the following table. For the periods covered, no individual awards were granted and vested in the same year, no dividends or other earnings were paid on outstanding and unvested awards, and no equity awards were forfeited in the current year. For the periods covered there were no defined benefit or actuarial pension plan amounts reported in the Summary Compensation Table and as such the table below does not reflect any adjustments for such items. The valuation assumptions used to calculate fair values are consistent with those used in our disclosures of fair value as of the grant date.
	Year
	2025	2024	2023	2022
Average Summary Compensation Table Total for Non-PEO NEOs ($)	4,476,477	4,389,410	515,000	1,205,981
Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value ($)	(3,377,340)	(3,362,710)	—	(765,326)
Add Year-End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested at Year End ($)	3,377,340	3,069,560	—	443,193
Changes in Fair Value of Awards Granted in Prior Years from Prior Year End to Current Year End of Outstanding and Unvested Awards ($)	748,738	6,969,110	1,216,321	(103,239)
Changes in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year ($)	1,898,454	228,096	378,675	21,114
Total Equity Award Adjustments ($) (subtotal)	2,647,192	6,904,056	1,594,996	(404,258)
Average Compensation Actually Paid to Non-PEO NEOs ($)	7,123,669	11,293,466	2,109,996	801,723

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 875.43	679.04	139.86	51.03
Net Income (Loss)	$ 32,181,298	28,660,007	(908,512)	(11,934,107)
PEO Name	Mr. Abuhoff
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,094,684	26,486,144	5,675,077	(1,548,141)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,199,986)	(5,173,400)		(2,820,112)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,199,986	4,722,400		1,573,700
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	976,615	26,737,775	4,363,758	(445,030)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,118,069	199,369	1,311,319	143,301
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,647,192	6,904,056	1,594,996	(404,258)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,377,340)	(3,362,710)		(765,326)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,377,340	3,069,560		443,193
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	748,738	6,969,110	1,216,321	(103,239)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,898,454	$ 228,096	$ 378,675	$ 21,114